Basis of Presentation and Accounting Policies (Impacts of IFRS 15, Revenue from Contracts with Customers - Disaggregation of revenue) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue	$ 1,316	$ 1,329	$ 2,671	$ 2,574
IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		1,329		2,574
as previously reported [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		1,355		2,604
as previously reported [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		1,355		2,604
The effect of transition to IFRS 15 and adoption of our new accounting policy [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		1,329		2,574
The effect of transition to IFRS 15 and adoption of our new accounting policy [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		(26)
Effect of transition [Member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		(26)		(30)
Wireless: Service [Member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		134		261
Wireless: Equipment and other [Member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		130		174
Wireless: Equipment and other [Member] | as previously reported [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		148		192
Wireless: Equipment and other [Member] | The effect of transition to IFRS 15 and adoption of our new accounting policy [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		(18)		(18)
Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue	1,318	1,330	2,674	2,576
Operating Segments [Member] | Wireless: Equipment and other [Member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		130		174
Operating Segments [Member] | Wireless: Equipment and other [Member] | as previously reported [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		148		192
Operating Segments [Member] | Wireless: Equipment and other [Member] | The effect of transition to IFRS 15 and adoption of our new accounting policy [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		(18)		(18)
Intersegment Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue	(2)	(1)	(3)	(2)
Intersegment Eliminations [Member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		(1)		(2)
Intersegment Eliminations [Member] | as previously reported [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		(1)		(2)
Intersegment Eliminations [Member] | The effect of transition to IFRS 15 and adoption of our new accounting policy [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		0		0
Reportable Segments [Member] | Operating Segments [Member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		1,200		2,402
Reportable Segments [Member] | Operating Segments [Member] | as previously reported [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		1,208		2,414
Reportable Segments [Member] | Operating Segments [Member] | The effect of transition to IFRS 15 and adoption of our new accounting policy [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		(8)		(12)
Wireless [Member] | Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue	247	264	520	435
Wireline [Member] | Consumer [Member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		926		1,861
Wireline [Member] | Consumer [Member] | as previously reported [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		926		1,861
Wireline [Member] | Consumer [Member] | The effect of transition to IFRS 15 and adoption of our new accounting policy [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		0		0
Wireline [Member] | Business [Member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		140		280
Wireline [Member] | Business [Member] | as previously reported [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		140		280
Wireline [Member] | Business [Member] | The effect of transition to IFRS 15 and adoption of our new accounting policy [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		0		0
Wireline [Member] | Wireless: Service [Member] | as previously reported [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		142		273
Wireline [Member] | Wireless: Service [Member] | The effect of transition to IFRS 15 and adoption of our new accounting policy [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue		(8)		(12)
Wireline [Member] | Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Total revenue	$ 1,071	$ 1,066	$ 2,154	$ 2,141